Restricted Net Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Appropriation of statutory reserves	$ 0	$ 0	$ 0
Minimum
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of appropriation of statutory reserve from retained earnings after tax profits		10.00%
Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of appropriations of statutory reserve of registered capital		50.00%